SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
SCHEDULE OF ESTIMATED USEFUL LIVES OF ASSET
Property and Equipment Type	Years of Depreciation
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5-7

SCHEDULE OF NET REVENUES BY REVENUE

The following table presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Three Months Ended June 30,
	2022	2021
Revenue Source	Revenue	Revenue	% Change
Distributors	$219,790	$414,937	(47)%
Amazon and Walmart Marketplace	44,565	39,256	14%
Online Sales	13,709	21,843	(37)%
Retail	927,614	328,848	182%
Shipping	4,420	5,725	(23)%
Sales Returns and Allowances	(36,700)	(19,800)	85%
Net Revenues	$1,173,398	$790,809	48%

	Six Months Ended June 30,
	2022	2021
Revenue Source	Revenue	Revenue	% Change
Distributors	$413,107	$672,873	(39)%
Amazon and Walmart Marketplace	80,089	77,759	3%
Online Sales	22,316	40,047	(44)%
Retail	1,719,015	509,130	238%
Shipping	5,802	10,588	(45)%
Sales Returns and Allowances	(71,800)	(57,417)	25%
Net Revenues	$2,168,529	$1,252,980	73%

The following table presents our net revenues by product lines for the period presented:

	Three Months Ended June 30,
	2022	2021
Product Line	Revenue	Revenue	% Change
Hemp Energy Drinks	$50,792	$113,434	(55)%
CBD Energy Waters	17,249	31,682	(46)%
Lemonade Drinks	209,976	329,893	(36)%
Apparel	47	1,027	(95)%
Retail	927,614	328,848	182%
Shipping	4,420	5,725	(23)%
Sales returns and allowance	(36,700)	(19,800)	85%
Net Revenues	$1,173,398	$790,809	48%

	Six Months Ended June 30,
	2022	2021
Product Line	Revenue	Revenue	% Change
Hemp Energy Drinks	$118,574	$201,926	(41)%
CBD Energy Waters	41,588	51,762	(20)%
Lemonade Drinks	354,238	535,733	(34)%
Apparel	112	1,258	(91)%
Retail	1,719,015	509,130	238%
Shipping	5,802	10,588	(45)%
Sales returns and allowance	(71,800)	(57,417)	25%
Net Revenues	$2,168,529	$1,252,980	73%

The following table presents our net revenues, by revenue source, and the period-over-period percentage change, for the period presented:

	Year Ended December 31,
	2021	2020
Revenue Source	Revenue	Revenue	% Change
Distributors	$895,850	$438,745	104%
Amazon	154,240	87,965	75%
Online Sales	68,073	55,190	23%
Retail	1,420,747	332,371	327%
Shipping	17,305	24,663	(30)%
Sales Returns and Allowances	(77,479)	(28,707)	170%
Net Revenues	$2,478,736	$910,227	172%

The following table presents our net revenues by product lines for the period presented:

	Year Ended December 31,
	2021	2020
Product Line	Revenue	Revenue	% Change
Hemp Energy Drinks	$362,096	$384,300	(6)%
CBD Energy Waters	133,110	195,050	(32)%
Lemonade Drinks	621,331	-	100%
Apparel	1,626	2,550	(36)%
Retail	1,420,747	332,371	327%
Shipping	17,305	24,663	(30)%
Sales returns and allowance	(77,479)	(28,707)	170%
Net Revenues	$2,478,736	$910,227	172%

SCHEDULE OF POTENTIAL DILUTIVE SECURITIES

For the period ended June 30, 2022 and 2021, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	June 30, 2022	June 30, 2021
Warrants	178,333,333	70,000,000
Common stock equivalent of Series B Convertible Preferred Stock	488,000	488,000
Common stock equivalent of Series C Convertible Preferred Stock	-	140
Common stock equivalent of Series D Convertible Preferred Stock	500,000	500,000
Common stock issuable	170,000,000	170,000,000
Common stock on convertible debentures and accrued interest	161,707,234	80,508,648
Total	511,028,567	321,496,788

For the years ended December 31, 2021 and 2020, the calculations of basic and diluted loss per share are the same because potential dilutive securities would have had an anti-dilutive effect. The potentially dilutive securities consisted of the following:

	December 31, 2021	December 31, 2020
Warrants	170,000,000	20,000,000
Common stock equivalent of Series B Convertible Preferred Stock	488,000	488,000
Common stock equivalent of Series C Convertible Preferred Stock	-	140
Common stock equivalent of Series D Convertible Preferred Stock	500,000,000	500,000,000
Common stock issuable	170,000,000	170,000,000
Restricted common stock	8,100,000	10,085,140
Common stock on convertible debentures and accrued interest	766,027,250	33,700,481
Total	1,614,615,250	734,273,761